Income Taxes - Effective income tax rate reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Loss Before Taxes	$ (716,943)	$ (808,710)	$ (523,784)
Statutory rate	34.00%	34.00%	34.00%
Computed expected tax recovery	$ (243,761)	$ (274,961)	$ (178,087)
Non-deductible expenses	119,469	123,694	95,886
Change in valuation allowance	124,292	151,267	82,201
Reported income taxes